Shareholder Fees - FidelityStrategicDividendIncomeFund-RetailPRO	Jan. 29, 2024 USD ($)
FidelityStrategicDividendIncomeFund-RetailPRO | Fidelity Strategic Dividend & Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none